Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($)	Jan. 03, 2023 USD ($)	Nov. 18, 2022 USD ($)	May 07, 2021 USD ($)
Advertising expenses	¥ 270,304		¥ 254,893	¥ 570,347
Employee benefit expenses	96,961		108,057	115,951
Government grants	¥ 20,900		¥ 5,066	¥ 7,093
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Maximum percentage of the registered capital where appropriation is not required	50.00%	50.00%
Minimum percentage, appropriation to the statutory surplus of the after-tax profits	10.00%	10.00%
Appropriation From Profit and Loss, Statutory Reserves	¥ 4,828		¥ 8,696	¥ 9,769
Net loss attributable to mezzanine equity holders			553	29,265
Net income/(loss) attributable to noncontrolling interests	4,664	$ 657	(553)	(29,265)
Goodwill impairment charges				48,500
Shares repurchase, authorized amount | $							$ 25,000	$ 15,000	$ 70,000
Revenues	1,498,029	210,993	1,257,874	1,692,463
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Operating lease right-of-use assets	118,408		62,898			$ 16,677
Lease liabilities for operating leases	115,949		71,257
Sales of medical products and maintenance services
Revenues	¥ 333,538	$ 46,978	259,066	111,956
Sales of medical products and maintenance services | Restatement Adjustment
Revenues			¥ 18,300	¥ 0
Class A Ordinary Shares
Number of shares repurchased | shares	7,621,916	7,621,916		2,643,692	2,643,692
Value of shares repurchased	¥ 140,700	$ 20,400		¥ 217,700	$ 34,000
American Depository Shares
Number of shares repurchased | shares	9,908,490	9,908,490		3,436,800	3,436,800